OTHER ASSETS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Aircraft	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Other Assets [Abstract]
Portfolio B orderbook value	$ 104,155	$ 100,935
Equity certificates	3,023	16,048
Value added tax receivables	4,381	7,714
Other assets	4,696	4,680
Total other assets	116,255	129,377
Other Assets [Abstract]
Purchase of equity certificates	0	10,481	$ 5,747
Unrealized fair value loss	$ 13,000
Horizon II [Member]
Other Assets [Abstract]
Purchase of equity certificates		$ 7,400
Percentage of equity certificates purchased		6.00%
Term of lock-up period		7 years
Horizon III [Member]
Other Assets [Abstract]
Purchase of equity certificates		$ 3,100
Percentage of equity certificates purchased		3.00%
Term of lock-up period		7 years
Horizon I [Member]
Other Assets [Abstract]
Purchase of equity certificates			$ 5,700
Percentage of equity certificates purchased			4.00%
Term of lock-up period			7 years
Portfolio B [Member]
Other Assets [Abstract]
Number of aircraft included in orderbook value of portfolio | Aircraft	20